Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 32,132	$ 48,078
Restricted cash	29,529	8,468
Accounts receivable, net	7,778	4,835
Prepaid expenses and other current assets	594	2,177
Total current assets	70,033	63,558
Vessels, net	721,391	667,213
Deferred financing costs, net	2,767	2,466
Other long term assets	282	106
Intangible assets	160,479	176,581
Total non-current assets	884,919	846,366
Total assets	954,952	909,924
Current liabilities
Accounts payable	2,090	2,022
Accrued expenses	3,599	2,986
Deferred voyage revenue	9,112	10,920
Current portion of long-term debt	23,727	36,700
Amount due to related parties	21,748	4,077
Total current liabilities	60,276	56,705
Long term debt	275,982	289,350
Deferred voyage revenue	0	4,230
Total non-current liabilities	275,982	293,580
Total liabilities	336,258	350,285
Commitments and contingencies	0	0
Partners' capital
Common Unitholders (60,109,163 and 46,887,320 units issued and outstanding at December 31, 2012 and December 31, 2011, respectively)	616,604	729,550
Subordinated Unitholders (0 and 7,621,843 units issued and outstanding at December 31, 2012 and December 31, 2011, respectively)	0	(177,969)
General Partner (1,226,721 and 1,132,843 units issued and outstanding at December 31, 2012 and December 31, 2011, respectively)	2,090	1,976
Subordinated Series A Unitholders (0 and 1,000,000 units issued and outstanding at December 31, 2012 and December 31, 2011, respectively)	0	6,082
Total partners' capital	618,694	559,639
Total liabilities and partners' capital	$ 954,952	$ 909,924